Transamerica High Yield Bond Expense Example - Retail Class [Member] - Transamerica High Yield Bond	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 576
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	1,686
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	874
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762